Taxes (Details) - Schedule of components of deferred tax assets and liabilities	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Deferred tax assets:
Allowance for doubtful accounts	¥ 142,316	¥ 142,316	$ 21,205
Impairment loss from inventories	1,014,527
Net operating loss carryforwards	11,086,999	13,756,980	2,049,793
Less: valuation allowance	(12,101,526)	(13,756,980)	(2,049,793)
Deferred tax assets, net	142,316	142,316	21,205
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	5,396,459	4,528,405	674,733
Total deferred tax liabilities, net	¥ 5,254,143	¥ 4,386,089	$ 653,528